INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories consist of the following:

	December 31,
	2024	2025
Raw materials	$15,349	$50,053
Work-in-process	20,649	26,688
Finished goods	113,941	92,362
Total	$149,939	$169,103

Inventory write-down was $81.4 million and $21.5 million as of December 31, 2024 and 2025, respectively.